Lease - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 23,583
Total future minimum lease payments	23,583
Less: imputed interest	176
Present value of lease liabilities	$ 23,407	$ 200,077